Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 177,568	$ 176,495
Less - accumulated depreciation	(112,896)	(83,253)
Total property and equipment, net	64,672	93,242
Laboratory Equipment and Others [Member]
Property and equipment, gross	151,260	151,260
Computers [Member]
Property and equipment, gross	8,253	7,180
Vehicle [Member]
Property and equipment, gross	5,204	5,204
Furniture and Equipment [Member]
Property and equipment, gross	$ 12,851	$ 12,851